Nature of business and history	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and history

1. Nature of business and history

Genenta Science S.p.A. (the “Company” or “Genenta” - formerly Genenta Science S.r.l., a “società a responsabilità limitata” or “S.r.l,” which is similar to a limited liability company in the United States) converted to an Italian joint stock company (a “società per azioni” or “S.p.A.”) in June 2021, which is similar to a C corporation in the United States. The Company was founded in Milan, Italy by San Raffaele Hospital (“OSR”), Pierluigi Paracchi, Luigi Naldini and Bernhard Gentner, and was incorporated in July 2014. On May 20, 2021, the quotaholders (owners of the Company) resolved that the Company convert from an S.r.l. to an S.p.A., determined that the outstanding quota be converted to 15 million ordinary shares at no par value and adopted new Bylaws. The registered office remained located in Milan, Italy. The Company’s reporting currency is Euros (“EUR” or “€”).

In May 2021, the Company formed a wholly owned Delaware incorporated subsidiary, Genenta Science, Inc., intended for future operations in the United States (“US Subsidiary”). The US Subsidiary operates in US Dollars (“USD” or “$”).

On December 17, 2021, the Company completed an initial public offering (“IPO”) of its shares. The shares began trading on the Nasdaq Stock Capital Market (“Nasdaq”) on December 15, 2021.Through the IPO, 3,120,114 new ordinary shares with no par value were issued. 720,114 ordinary shares were subscribed by the Company’s existing shareholders through a reserved offering, while 2,400,000 American Depository Shares (“ADSs”), each representing one of the Company’s ordinary shares, were offered to the public and listed on Nasdaq. Subsequently, on December 27, 2021, the Company’s underwriter exercised a portion of its “green shoe” allotment for an additional 96,744 ADSs. The total number of shares outstanding resulting at December 31, 2021 was 18,216,858. Through the IPO, approximately €29 million was raised, net of listing costs (approximately €3.9 million). There were no additional ordinary shares issued from December 31, 2021 to June 30, 2023.

On May 12, 2023, the Company filed with the Securities and Exchange Commission (the “SEC”) a shelf registration statement (the “Shelf Registration Statement”) that was subsequently declared effective on May 24, 2023. It permits the Company to sell from time-to-time ordinary shares, including ordinary shares represented by ADSs, or rights to subscribe for ordinary shares or ordinary shares represented by ADSs in one or more offerings in amounts, at prices and on the terms that the Company will determine at the time of offering for aggregate gross sale proceeds of up to $100.0 million. The Company may offer and sell up to $30.0 million ordinary shares in the form of ADSs from time to time pursuant to a Controlled Equity OfferingSM Sales Agreement, dated May 12, 2023 (the “Sales Agreement”), between the Company and Cantor Fitzgerald & Co. (“Cantor”), as agent, subject to the terms and conditions described in the Sales Agreement and SEC rules and regulations (the “ATM Offering”).

Genenta is an early-stage company developing first-in-class cell and gene therapies to address unmet medical needs in cancerous solid tumors. The Company is initially developing its clinical leading product, Temferon™, to treat glioblastoma multiforme (“GBM”), a solid tumor affecting the brain. The Company intends to continue its clinical trials in Europe and eventually start a clinical trial in the United States to study Temferon™ in other cancers. In June 2023, the Company’s Board of Directors (the “Board”) selected Renal Cell Cancer (“RCC”) as the second solid tumor indication for Temferon. The Company is developing a clinical plan for RCC.

The Company is subject to risks and uncertainties common to early-stage clinical companies in the life-science and biotechnology industries, including but not limited to, risks associated with completing preclinical studies and clinical trials, receiving regulatory approvals for product candidates, development by competitors of new competing products, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. The clinical product candidates currently under development will require significant additional research and development efforts, including regulatory approval and clinical testing prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities in Italy, Europe and the United States. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales and profit from operations.

Liquidity and risks

The Company has incurred losses since its inception, including a net loss of €6.8 million and €2.1 million for the six months ended June 30, 2023, and June 30, 2022, respectively. In addition, at June 30, 2023, the Company had an accumulated deficit of €42.2 million. The Company has primarily funded these losses through the proceeds from sales of convertible debt and equity quotas, prior to the Company’s conversion into an S.p.A., and then through the proceeds from its IPO. Although the Company has incurred recurring losses and expects to continue to incur losses for the foreseeable future, the Company expects that its existing cash and cash equivalents on hand of €12.2 million, together with the other short term marketable securities of €10.0 million as of June 30, 2023, will be sufficient to fund current planned operations and capital expenditure requirements for at least the next twelve months from the filing date of these consolidated financial statements. However, the future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurance that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.

The Company has evaluated whether there are conditions and events considered in the aggregate that raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s business model, typical of biotechnology and life science companies developing new therapeutic products that have not reached a balanced income and financial position, features negative cash flows. This is because, at this stage, costs must be borne in relation to services and personnel, directly connected to research and development, and clinical activities, and return for these activities is not certain and, in any case, it is expected in future years. Based on the accounting policies adopted, requiring full recognition of research and development, and clinical costs in the statement of operations and comprehensive loss in the year they are incurred, the Company has reported a loss since its inception, and expects to continue to incur significant research and development, and clinical costs in the foreseeable future. There is no certainty that the Company will become profitable in the future.

The Company’s ability to raise additional capital may be adversely impacted by the potential worsening of global economic and political conditions and volatility in the credit and financial markets in the United States and worldwide. This could be exacerbated by, among other factors, the lingering effects of the COVID-19 pandemic and its ongoing variants and/or the war between Russia and Ukraine. The Company’s failure to raise capital as and when needed or on acceptable terms would have a negative impact on the Company’s financial condition and its ability to pursue its business strategy, and the Company may have to delay, reduce the scope of, suspend or eliminate one or more of its research-stage programs, clinical trials, or future commercialization efforts.

As stated, the Company will require additional capital to meet its long-term operating requirements. It expects to raise additional capital through, among other things, the sale of equity or debt securities, which may include sales of ADSs pursuant to the ATM Offering. If adequate funds are not available in the future, the Company may be forced to delay, reorganize, or cancel research and development and/or clinical programs, or to enter into financing, licensing or collaboration agreements with unfavorable conditions or waive rights to certain products which otherwise it would not have waived, resulting in negative effects on the activity and on the economic, patrimonial and /or financial situation of the Company.

Quantitative and qualitative disclosure about market risk

The Company is exposed to market risks in the ordinary course of its business. Market risk represents the risk of loss that may impact the Company’s financial position due to adverse changes in financial market prices and rates. The Company’s current investment policy is conservative due to the need to support operations. The Company invests available cash in bank time deposits with reputable banks that have a credit rating of at least “A” and Italian and United States government treasury notes and bonds with short term maturity. A minority of the Company’s cash and cash equivalents is held in deposits that bear a small amount of interest. The Company’s market risk exposure is primarily a result of foreign currency exchange rates, which is discussed in detail in the following paragraph.

The Company is an early-stage cell and gene therapy company commercializing technology licensed from OSR. The Company intends to continue to conduct its operations so that neither it nor its subsidiary is required to register as an investment company under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “‘40 Act”). To ensure that the Company does not become subject to regulation under the ‘40 Act, the Company may be limited in the type of assets that it may own or acquire. If the Company were to become inadvertently subject to the ‘40 Act, any violation of the ‘40 Act could subject the Company to material adverse consequences.

Foreign currency exchange risk

The Company’s results of operations and cash flow may be subject to fluctuations due to changes in foreign currency exchange rates. The Company’s liquid assets and expenses are denominated in EUR and USD. (At June 30, 2023, the Company maintained €12.2 million in cash and cash equivalents and €10.0 million in marketable securities. Changes in the USD/EUR exchange rate could increase/decrease the Company’s operating expenses, especially as more costs are incurred in the United States or, as USD are exchanged for EUR to cover European operating costs. As the Company continues to grow its business, the Company’s results of operations and cash flows might be subject to significant fluctuations due to changes in foreign currency exchange rates, which could adversely impact the Company’s results of operations.

Currently, the Company has recorded an unrealized net loss from exchange rate of approximately €0.2 million. The Company does not currently hedge its foreign currency exchange risk. In the future, the Company may enter formal currency hedging transactions to decrease the risk of financial exposure from fluctuations in the exchange rates of its principal operating currencies. These measures, however, may not adequately protect the Company from the material adverse effects of such fluctuations.